Common shares - Narrative (Details)	1 Months Ended										2 Months Ended	3 Months Ended	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Aug. 31, 2024 $ / shares	May 31, 2024 $ / shares	Apr. 30, 2024 $ / shares	May 31, 2023 $ / shares shares	Apr. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares shares	May 31, 2022 $ / shares	Apr. 30, 2022 $ / shares	Apr. 30, 2013 shares	Feb. 15, 2023 $ / shares shares	Apr. 30, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares	Nov. 09, 2023 $ / shares shares	Jul. 29, 2024 $ / shares shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Mar. 20, 2025 $ / shares	Feb. 29, 2024 $ / shares shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	49,923,042												49,923,042			49,923,042
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	26,042,709												26,042,709			26,042,709	21,389,520
Minimum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants																1 year	1 year	1 year
Maximum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants																5 years	5 years	5 years
2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)										500,000
Maximum years grants are exercisable										10 years
Restricted Stock
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)																1,472,800	1,817,750
Weighted average grant date fair value, granted (in USD per share) | $ / shares																$ 71.49	$ 55.61
Restricted Stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Remaining shares available for issuance (in shares)	10,674												10,674			10,674
Restricted Stock | 2013 Equity Incentive Plan | Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage																33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage																33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage																33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage																33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage																33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage																33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees, Directors and SSH Employees
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $ / shares				$ 71.40			$ 55.57		$ 21.33
Restricted Stock | 2013 Equity Incentive Plan | Employees and SSH Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)																1,472,800	1,817,750	1,047,997
Weighted average grant date fair value, granted (in USD per share) | $ / shares	$ 47.40	$ 70.82	$ 72.59			$ 55.89		$ 26.11
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage																33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage																33.00%	33.00%	33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage																33.00%	33.00%	33.00%
Common stock
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares	$ 0.01												$ 0.01			$ 0.01	$ 0.01
Number of shares issued (in shares)	49,923,042												49,923,042			49,923,042	53,107,765
Number of shares outstanding (in shares)	49,923,042												49,923,042			49,923,042	53,107,765
Common stock | 2023 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Additional amount authorized for purchase of treasury shares					250,000,000									250,000,000	400,000,000
Entity's shares acquired (in shares)					3,699,336						1,891,303	1,723,465	3,255,223		1,397,966
Common stock, par value (in dollars per share) | $ / shares					$ 47.54						$ 50.27	$ 54.37
Common stock | 2022 Securities Repurchase Program
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)														2,646,219
Common stock, par value (in dollars per share) | $ / shares													$ 69.53	$ 47.25	$ 78.16
Common stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)							1,785,500													1,463,294	6,905,393
Par value per share (in dollars per share) | $ / shares							$ 0.01												$ 0.01	$ 0.01